Subsequent Events - Additional Information (Details) - Convertible Debentures - YA II PN, Ltd. - USD ($) $ in Thousands	Aug. 27, 2024	Aug. 19, 2024	Aug. 16, 2024	Jul. 16, 2024
Disclosure of non-adjusting events after reporting period [line items]
Aggregate Principal Amount of Convertible Debentures Agreed to Sell and Issue				$ 3,000
Percentage of purchase price to aggregate principal amount				95.00%
Conversion of convertible debentures	$ 150	$ 150
Outstanding principal balance of of convertible debenture decrease amount	$ 300
Tranche Two
Disclosure of non-adjusting events after reporting period [line items]
Aggregate Principal Amount of Convertible Debentures Agreed to Sell and Issue			$ 1,000